Investment Securities - Amortized Cost And Fair Values Of Investment Securities Not OTTI By Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amortized Cost
Due in one year or less	$ 0	$ 970
Due after one year but less than five years	2,253	5,670
Due after five years but less than ten years	12,518	13,228
Due after ten years	9,788	12,254
Amortized Cost	197,296	300,087
Fair Value
Due in one year or less	0	982
Due after one year but less than five years	2,304	5,726
Due after five years but less than ten years	11,785	12,806
Due after ten years	10,173	12,699
Fair Value	198,174	302,221
Mortgage-backed securities - Agency
Amortized Cost
Amortized Cost	147,980	212,650
Fair Value
Fair Value	149,199	215,428
Asset-backed securities
Amortized Cost
Amortized Cost	23,787	54,345
Fair Value
Fair Value	23,292	53,197
Equity securities
Amortized Cost
Amortized Cost	970	970
Fair Value
Fair Value	$ 1,421	$ 1,383